Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The principal accounting policies applied in the preparation of the consolidated financial statements are set forth below. These policies have been consistently applied to all the periods presented, unless otherwise stated.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenue and expenses. Actual results and outcomes could differ significantly from the Company’s estimates, judgments, and assumptions. Significant estimates include determining useful lives of long-lived assets, the determination of the incremental borrowing rate used for operating lease liabilities, standalone selling price for performance obligations in contracts with customers, the valuation of redeemable convertible preferred stock warrants and common stock warrants, the fair value of common stock and other assumptions used to measure stock-based compensation, the fair value of contingent earnout liabilities, inventory reserves, and the valuation of deferred income tax assets and uncertain tax positions.
These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from these estimates and assumptions.
Concentration of Credit Risk and Other Risks and Uncertainties
The Company’s financial instruments that potentially expose the Company to concentration of credit risk consist mainly of cash and cash equivalents, short-term investments, and accounts receivable, net. The Company maintains its cash and cash equivalents in domestic cash accounts with large, creditworthy financial institutions and maintains its short-term investments with fixed income instruments denominated in U.S. dollars and at minimum A- credit rating. The Company has not experienced any losses on its deposits of cash and cash equivalents through deposits with federally insured commercial banks and at times cash balances may be in excess of federal insurance limits.
See Note 22, Revenue, for customer concentration of revenue and accounts receivable.
The Company relies on four key suppliers for products and services. While alternative providers could be identified, the Company is subject to supply and pricing risks.
Impact of COVID-19
The Company continues to operate its business through the COVID-19 pandemic and has taken additional precautions to ensure the safety of its employees, customers, and vendors with which it operates. The impact of COVID-19 on the Company’s operating results has added uncertainty in timing of customer orders creating longer lead times for sales and marketing. The Company continues to experience various supply chain constraints due to the pandemic, and thereby leading to delays in installation of its products at customers' facilities, which could lead to postponed customer acceptance of the transactions. Furthermore, if significant portions of our workforce are unable to work effectively, including because of illness, quarantines, government actions, facility closures, remote working or other restrictions in connection with the COVID-19 pandemic, our operations will likely be adversely impacted.
Fair Value Measurements
The Company has applied the framework for measuring fair value which requires a fair value hierarchy to be applied to all fair value measurements. Assets and liabilities measured at fair value are classified into one of three levels in the fair value hierarchy based on the inputs used to measure fair value as follows:
Level 1 — Quoted prices observed in active markets for identical assets or liabilities;
Level 2 — Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Significant unobservable market inputs for the asset or liability.
The carrying amounts of cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to their short-term maturities. The long-term debt (including convertible notes) with variable interest at market rates is carried at amortized cost, which approximates its fair value and was classified as Level 2. See Note 15, Long-Term Debt and Note 16, Convertible Notes Payable, for further information.
Cash and Cash Equivalents and Restricted Cash
All highly liquid investments with an original maturity of three months or less, when purchased, are classified as cash equivalents. Cash equivalents may be invested in money market funds and are carried at cost, which approximates their fair value.
In June 2021, in conjunction with the new 80,000+ square foot facility to begin production of the Company’s Sapphire® XC 3D Printer in late 2021, the Company issued a one-year letter of credit for $0.8 million to the landlord to secure the agreement. The Company has restricted cash to secure the letter of credit and the agreement will allow for reductions to the letter of credit limit based on the Company’s revenue achievements.
Revenue Recognition
Revenue subject to ASC 606 consists of 3D Printer sales and Support Services (recognition of Recurring Payment consisting of payments from lessees of the Company’s equipment discussed below). The Company determines revenue recognition through the following five- step model for recognizing revenue: (1) identification of the contract with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, the Company satisfies its performance obligation.
A typical contract with customers for the 3D Printer and bundled software includes the Support Services. The Company provides one price for all deliverables including the 3D Printer and bundled software, and for the Support Services. Typically, the Company has one distinct obligation to transfer the 3D Printers and bundled software, and another distinct obligation to provide the Support Services.
The transaction price is allocated to the separate performance obligations on a relative standalone selling price (“SSP”) basis. The Company determines SSP based on observable standalone selling price when it is available, as well as other factors, including the price charged to its customers, its discounting practices, and its overall pricing objectives including risk adjusted gross profit margin for products and services, while maximizing observable inputs. In situations where pricing is highly variable, or a product is never sold on a stand-alone basis, the Company estimates the SSP using the residual approach. Significant judgment is used to identify and account for each of the two performance obligations.
3D Printer Sales
The Company bills its customers beginning at the time of acceptance of the purchase order (which represents a deposit), with the second billing at the time of shipment and final billing upon site acceptance test completion. The timeframe from order to completion of the site acceptance test occurs typically over three to six months. Revenue for the 3D Printer is recognized at a point-in time, which occurs upon transfer of control to the customer at shipment. Site installation, testing and customer training are incidental to customer acceptance.
The Company has elected not to recognize shipping to customers as a separate performance obligation. Revenue from shipping billed to customers for the years ended December 31, 2021 and 2020 was not material.
Recurring Payment (operating lease revenue from customers)
The Company enters into operating leases (“Recurring Payment”) for customers who do not purchase the 3D Printers (“equipment”). On January 1, 2019, the Company adopted ASC 842, “Leases,” and determined that arrangements providing for recurring payments from customers qualify as leases. The contracts explicitly specify the equipment which is a production system with defined components and services including the printer itself, services, and accessories. The asset is physically distinct, the supplier does not have substitution rights, and the customer holds the right to direct the use of and obtain substantially all of the economic benefits from the use of the identified asset. The initial lease terms are for 12 months and the Company has considered the possibility of renewals when determining the length of the contract and the expectation is that customers will not exercise any renewal or purchase options at the end of the lease. The arrangements provide for a base rent and usually provide for variable payments based on usage in excess of a defined threshold. Support Services are included during the lease term.
Equipment under lease contracts is reclassified from inventory at its basis and depreciated over five years to a salvage value. Income from the lessee is recorded as revenue using the straight-line method over the term of the lease. Support services are a non-lease component. The practical expedient has been elected to include rents and this non-lease component as one revenue stream recognized over the lease term on a straight-line basis. Costs associated with this component are classified as cost of revenue and recognized as incurred.
Costs for warranties for parts and services for equipment under lease are accrued separately at lease commencement and amortized to cost of revenue over the lease term to the extent the costs are probable and can be reasonably estimated since the related revenue is being recognized over the lease term. Warranty accruals were not material as of December 31, 2021 or December 31, 2020.
Equipment leased to customers are considered long-lived assets and are tested for impairment as described below under the heading “Impairment of Long-lived Assets.”
Support Services
Support Services are field service engineering, phone and email support, preventative maintenance, and limited on and off-site consulting support. A subsequent Extended Support Agreement ("ESA") is available for renewal after the initial period based on the then fair value of the service.
Support Services revenue are recognized evenly over the contract period beginning with customer performance test acceptance.
Other Revenue
Revenue is recognized for parts sold to customers independent of the 3D Printer sales or Support Services contract is included with 3D Printer sales. Such revenue is recognized upon transfer of control to the customer. Revenue from parts was not material for the years ended December 31, 2021 and 2020.
Contracts Assets and Contract Liabilities
Contract assets consist of unbilled receivables and are recorded when revenue is recognized in advance of scheduled billings to the Company’s customers. A contract asset is recognized when products or services are transferred to a customer and the right to consideration is conditional on something other than the passage of time. Contract liabilities include amounts billed or collected which is related to remaining performance obligations. Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods
Cost of Revenue
Cost of 3D Printers includes the manufacturing cost of the components and subassemblies purchased from vendors for the assembly, as well as raw materials and assemblies, shipping costs, and other directly associated costs. Cost of 3D Printers also includes allocated overhead costs from headcount related costs, such as salaries and stock-based compensation, depreciation of manufacturing related equipment and facilities, and information technology costs.
Cost of Recurring Payment includes depreciation of the equipment on lease over the useful life of five years less the residual value, and an allocated portion of Cost of Support Services.
Cost of Support Services includes the cost of spare or replacement parts for preventive maintenance, installation costs, allocated headcount related costs, such as salaries, stock-based compensation, depreciation of manufacturing related equipment and facilities, and information technology costs. The headcount related costs are directly associated with the engineers dedicated to remote and on-site support, training, travel costs, and other services costs.
Accounts Receivable, Net
Accounts receivable are recorded at the invoiced amount, net of allowance for doubtful accounts and are non-interest bearing. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts to ensure trade receivables are not overstated due to uncollectability. Allowances are provided for individual accounts receivable when the Company becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy, deterioration in the customer’s operating results, or change in financial position.
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is computed on a first-in, first-out basis. Inventory levels are analyzed periodically and written down to their net realizable value if they have become obsolete, have a cost basis in excess of expected net realizable value or are in excess of expected demand.
The Company analyzes current and future product demand relative to the remaining product life to identify potential excess inventories. The write-down is measured as the difference between the cost of the inventories and net realizable value and charged to inventory reserves, which is a component of cost of revenue. At the point of the loss recognition, a new, lower cost basis for those inventories is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
Property and Equipment, Net and Equipment on Lease, Net
Property and equipment and equipment on lease are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Estimated useful life
Equipment on lease	5 years
Computers and software	3 years
R&D lab equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the remaining lease term or useful life of 5 years
Expenditures for major renewals and improvements that increase functionality of the asset are capitalized and depreciated ratably over the identified useful life. Expenditures for non-major repairs and maintenance are charged to expense as incurred.
The Company capitalizes qualifying internal-use software development costs incurred during the application development stage for internal tools and cloud-based applications used to deliver its services, provided that management with the relevant authority authorizes and commits to the funding of the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized. As of December 31, 2021 and 2020, capitalized costs were not material.
Investments
The Company's available-for-sale ("AFS") investments primarily consist of U.S. Treasury securities and corporate debt and are reported at fair value on the balance sheet. Unrealized gains and losses on these investments are included as a separate component of accumulated other comprehensive income ("AOCI"), net of tax. These available-for-sale investments are primarily held in the custody of a major financial institution. A specific identification method is used to determine the adjusted cost basis of AFS investments sold. The Company's AFS investments are classified as current based on the intent of management, the nature of the investments and their availability for use in current operations.
Impairment of Long-Lived Assets
The Company reviews its long-lived assets, consisting of property and equipment, equipment on lease, net, and right-of use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could trigger an impairment review include a significant underperformance relative to expected historical or projected future operating results, or a significant change in the manner of the use of the assets. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to estimated undiscounted future cash flows expected to be generated by the asset (or asset group). If the estimated undiscounted future cash flows generated by these assets were less than the carrying amounts, an impairment charge is recognized.
Management evaluates its long-lived assets, on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Accounting Standards Codification (“ASC”), ASC Topic 360, Property, Plant and Equipment.
Deferred Transaction Costs
The Company capitalizes certain legal, accounting, and other third-party fees that are directly related to a planned equity financing that is probable of successful completion until such financing is consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred transaction costs are immediately written off to operating expenses.
Information by Segment and Geography
The Company manages its operations and allocates resources as a single operating segment. Further, the Company manages, monitors, and reports its financial results as a single reportable segment. The Company’s chief operating decision-maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on an entity-wide basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The Company has no segment managers who are held accountable by the CODM for operations, operating results, and planning for levels of components below the entity- wide level.
Assets Under Lease Agreements (as Lessee)
The carrying value of right of use (“ROU”) assets and lease liabilities are based on the present value of future minimum lease payments for leases with original terms in excess of one year. The sum of future minimum lease payments, as adjusted for any initial direct costs, are recognized over the lease term on the straight-line method.
The rate implicit in the lease is not readily determinable in most of the Company’s leases, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.
The Company has operating leases for office space, warehouse, research and development facilities, and manufacturing facilities. The carrying value of right of use (“ROU”) assets and lease liabilities are based on the present value of future minimum lease payments, as adjusted for any initial direct costs, and are recognized over the lease term on the straight-line method. The Company has elected the short-term lease exemption for all leases with a term of 12 months or less for both existing and ongoing operating leases. The Company elected the practical expedient to capitalize the total lease payment rather than separate lease and non-lease components and only capitalize the lease component. The rate implicit in the lease is not readily determinable in the Company’s leases, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.
Warrants for Redeemable Convertible Preferred Stock
Warrants to purchase shares of redeemable convertible preferred stock are classified as liabilities because the warrants are freestanding financial instruments that may require the Company to transfer assets upon exercise. Warrants for redeemable convertible preferred stock are recorded within other noncurrent liabilities on the balance sheets. The warrants are recorded at fair value upon issuance and are subject to remeasurement to fair value at each balance sheet date. Changes in fair value of the warrants for redeemable convertible preferred stock are recorded in the Statements of Operations and Comprehensive Loss in (Loss)/gain on fair value of warrants. The liability was adjusted for changes in fair value until the warrants were exercised as part of the Merger.
Common Stock Warrants
Prior to the Merger, warrants to purchase shares of common stock were classified as equity and recognized within additional paid-in capital with no subsequent remeasurement. The amount recognized within additional paid-in capital was determined by allocating the proceeds received and issuance costs incurred between the instruments issued based on their relative fair value. All Common Stock Warrants outstanding prior to the Merger were converted into common stock as part of the Merger.
Following the Merger, 8,625,000 publicly-traded warrants (the “Public Warrants”) and 4,450,000 private placement warrants (the “Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants”) issued to Spitfire Sponsor, LLC (the “Sponsor”), all of which were issued in connection with JAWS Spitfire’s initial public offering (“IPO”), became exercisable for one share of the Company’s Common Stock at an exercise price of $11.50 per share. During the year ended December 31, 2021, there were no Public Warrants or Private Placement Warrants exercised. The Public Warrants are publicly traded and are exercisable for cash, unless certain conditions occur, such as redemption by the Company under certain circumstances, at which time the Public Warrants may be exercised on a cashless basis. The Private Placement Warrants are non-redeemable for cash so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company evaluated the Common Stock Warrants and concluded that they do not meet the criteria to be classified within stockholders’ equity. The warrant agreement governing the Common Stock Warrants includes a provision, the application of which could result in a different settlement value for the Common Stock Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed option on the Common Stock, the Private Placement Warrants are not considered to be “indexed to the Company’s own stock.” In addition, the warrant agreement includes a provision that provides that in the event of a tender or exchange offer accepted by holders of more than 50.0% of the outstanding shares of the Common Stock, all holders of the Common Stock Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for all of their Common Stock Warrants. Specifically, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Common Stock Warrant holders would be entitled to cash, while only certain of the holders of the Common Stock may be entitled to cash. These provisions preclude the Company from classifying the Common Stock Warrants in stockholders’ equity.
The Company classifies its Public Warrants and Private Placement Warrants as liabilities in accordance with ASC Topic 815 “Derivatives and Hedging–Contracts in Entity’s Own Equity”. As the Common Stock Warrants meet the definition of a derivative, the Company recorded these warrants within Warrant liabilities on the consolidated balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date.
Contingent Earnout Liability
In connection with the Reverse Recapitalization and pursuant to the Business Combination Agreement, eligible former Legacy Velo3D equity holders are entitled to receive additional shares of Common Stock upon the Company achieving certain Earnout Triggering Events (as described in the Business Combination Agreement) (the “Earnout Shares”). The Earnout Shares are not indexed to the Common Stock and therefore are accounted for as a liability at the Reverse Recapitalization Date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of gain on fair value of contingent earnout liabilities in the consolidated statements of operations and comprehensive loss. The estimated fair value of the contingent earnout liability was determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over the Earnout Period (as defined in Note 17, Equity Instruments) prioritizing the most reliable information available. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones, including the current Company Common Stock price, expected volatility, risk free rate, expected term and dividend rate. The contingent earnout liability is categorized as a Level 3 fair value measurement (see “Fair Value Measurements” as described above) because the Company estimates projections during the Earnout Period utilizing unobservable inputs. Contingent earnout liabilities involve certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.
Stock-based Compensation
Stock-based compensation cost for awards is measured as of the grant date based on its fair value, and the amount is expensed ratably over the service period which is typically the vesting period. We have elected to account for forfeitures when they occur, and any compensation expense previously recognized on unvested shares will be reversed.
We estimate the fair value of stock option awards subject to only a service condition on the date of grant using the Black-Scholes valuation model. The Black-Scholes model requires the use of highly subjective and complex assumptions, including the option’s expected term, price volatility of the underlying stock, risk-free interest rate, and the expected dividend yield of the underlying common stock, as well as an estimate of the fair value of the common stock underlying the award.
We estimate the fair value of restricted share unit awards using the value of the Company’s common stock on the date of grant.
We estimate the fair value of Earnout Shares awards underlying stock options to employees, which is considered a compensatory award and accounted for under ASC 718, Share-Based Compensation, using the Monte-Carlo simulation model. The Monte-Carlo simulation model was selected as the valuation methodology for the Earnout Shares due to the path-dependent nature of triggering events. Under ASC 718, the award is measured at fair value at the grant date and expense is recognized over the time-based vesting period (the triggering event is a market condition and does not impact expense recognition). The Monte-Carlo model requires the use of highly subjective and complex assumptions, including the current stock price, volatility of the underlying stock, expected term, and the risk-free interest rate.
Application of these approaches involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding our risk-free interest rates, the selection of comparable companies, and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact our valuations as of each valuation date and may have a material impact on the valuation of our common stock. An increase of 100-basis points in interest rates would not have a material impact on our stock-based compensation.
Operating Expenses
Research and development expenses consist primarily of salary and related expenses, including stock- based compensation, for personnel related to the development of improvements and expanded features for the Company’s products and services, as well as quality assurance, testing, product management, and allocated overhead. Research and development costs are expensed as incurred.
Selling and marketing expenses consist primarily of salary and related expenses, including stock-based compensation, for personnel related to the sales and marketing efforts to expand the Company’s brand and market share. Also, selling and marketing expenses includes third-party consulting fees, advertising, and allocated overhead. The Company expenses the cost of advertising, including promotional expenses, as incurred. Advertising expenses for the years ended December 31, 2021 and 2020 were not material.
General and administrative expenses consist primarily of salaries, occupancy costs including rent and utilities, and depreciation; information technology used in the business; professional services costs including legal, accounting, and consulting; and other.
Income Taxes
The Company uses the asset and liability method in accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income taxes of a change in tax rates is recognized in the period that includes the enactment date. Deferred tax expense or benefit is the result of changes in the deferred tax asset and liability. Valuation allowances are established when necessary, to reduce deferred tax assets where it is more-likely-than-not that the deferred tax assets will not be realized. In evaluating the Company’s ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Based on the level of historical losses, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more-likely-than-not to be realized. The Company has recorded a full valuation allowance against its deferred tax assets as of December 31, 2021 and 2020.
A tax benefit from an uncertain tax position may be recognized when it is more-likely-than-not that the position will be sustained upon examination by the taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position.
Net Loss per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of its redeemable convertible preferred stock to be participating securities as such stockholders participate in undistributed earnings with common stockholders. Under the two-class method, net income is attributed to common stockholders and participating securities based on their participation rights. The holders of the redeemable convertible preferred stock do not have a contractual obligation to share in the losses. As such, any net losses are not allocated to these participating securities.
Under the two-class method, basic net income or loss per share attributable to common stockholders is computed by dividing the net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share attributable to common stockholders adjusts basic net loss per share for the effect of potentially dilutive securities. As the Company has reported losses for all periods presented, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders because all potentially dilutive securities are antidilutive.
Other Comprehensive Loss
Other comprehensive loss represents all changes in stockholders’ equity except those resulting from distributions to stockholders. The Company’s unrealized gains and losses on short-term available-for-sale investment securities represent the components of other comprehensive loss that are excluded from the reported net loss and are presented in the consolidated statements of operations and comprehensive loss.
JOBS Act Accounting Election
The Company is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. With the exception of standards the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as non-public business entities, as indicated below.
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, (“Topic 820”)”, to modify the disclosure requirements on fair value measurements based on the concepts in the FASB Concepts Statements, including the consideration of costs and benefits. The amendments in the update are effective for fiscal years beginning after December 15, 2019. The adoption of the new guidance will require all entities to present, on a prospective basis, narrative information regarding the uncertainty of the fair value measurements from the use of unobservable inputs used in recurring fair value measurements categorized in Level 3 of the fair value hierarchy, to disclose the amount of gains and losses recognized in other comprehensive income (loss) for the period for financial instruments categorized within Level 3 of the fair value hierarchy, and quantitative information for the significant unobservable inputs used to develop the Level 3 fair value measurements. The adoption of the new guidance will also allow the Company to discontinue the presentation of information regarding transfers between Level 1 and Level 2 of the fair value hierarchy.The Company adopted this guidance on January 1, 2020 and the adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes (“Topic 740”), which simplifies the accounting for income taxes by eliminating some exceptions to the general approach in Accounting Standards Codification 740, Income Taxes. It also clarifies certain aspects of the existing guidance to promote more consistent application. This standard is effective for the Company for the year ended December 31, 2020, and early adoption is permitted. The Company adopted the new guidance effective January 1, 2020 and there was no material impact on its consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“Topic 848”),” which provides optional expedients and exceptions for applying U.S. GAAP to contract modifications, hedging relationships, and other transactions, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The Company adopted the new guidance effective January 1, 2021 and there was no material impact on its consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). This ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more redeemable convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted earnings per share (“EPS”) calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 including interim periods within those fiscal years. Early adoption is permitted but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Board specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company early adopted the new guidance effective January 1, 2021 using the modified retrospective method. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“Topic 326”)”, and has since released various amendments including ASU No. 2019-04. The guidance modifies the measurement of expected credit losses on certain financial instruments. This guidance is effective for the Company for the fiscal year beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the impact of the guidance on its consolidated financial statements and disclosures.
In July 2021, the FASB issued ASU 2021-05, “Leases (“Topic 842”) Lessors — Certain Leases with Variable Lease Payments”, that amends the lessor’s lease classification for leases that include any amount of variable lease payments that are not variable lease payments that do not depend on an index or a rate as an operating lease at lease commencement if classifying the lease as a sales-type lease or a direct financing lease would result in the recognition of a selling loss. This guidance is effective for the Company for the fiscal year beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Company will adopt the new guidance in the first quarter of fiscal year 2022. The effect on the consolidated financial statements and related disclosures is not expected to be material.